SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
The Company classifies its operations into two reportable segments: Cablevision and Cequel. The Company's reportable segments are strategic business units that are managed separately. The Company evaluates segment performance based on several factors, of which the primary financial measure is business segment Adjusted EBITDA, a non-GAAP measure.  The Company defines Adjusted EBITDA as net income (loss) excluding income taxes, income (loss) from discontinued operations, non-operating other income or expenses, loss on extinguishment of debt and write-off of deferred financing costs, gain (loss) on interest rate swap contracts, gain (loss) on derivative contracts, gain (loss) on investments, interest expense (including cash interest expense), interest income, depreciation and amortization (including impairments), share-based compensation expense or benefit, restructuring expense or credits and transaction expenses.  The Company has presented the components that reconcile Adjusted EBITDA to operating income, an accepted GAAP measure:

	Year Ended December 31, 2017			Year Ended December 31, 2016
	Cablevision	Cequel	Total	Cablevision	Cequel	Total
Operating income	$320,686	$520,322	$841,008	$78,008	$384,801	$462,809
Share-based compensation	42,060	15,370	57,430	9,164	5,204	14,368
Restructuring and other expense	112,384	40,017	152,401	212,150	28,245	240,395
Depreciation and amortization (including impairments)	2,251,710	678,861	2,930,571	963,665	736,641	1,700,306
Adjusted EBITDA	$2,726,840	$1,254,570	$3,981,410	$1,262,987	$1,154,891	$2,417,878

(a)	Reflects operating results of Cablevision from the date of acquisition.
A reconciliation of reportable segment amounts to the Company's consolidated balances are as follows:

	Year Ended December 31,
	2017	2016
Operating income for reportable segments	$841,008	$462,809
Items excluded from operating income:
Interest expense	(1,603,132)	(1,456,541)
Interest income	1,921	13,811
Gain on investments, net	237,354	141,896
Loss on derivative contracts, net	(236,330)	(53,696)
Gain (loss) on interest rate swap contracts	5,482	(72,961)
Loss on extinguishment of debt and write-off of deferred financing costs	(600,240)	(127,649)
Other income (expense), net	(13,651)	1,186
Loss before income taxes	$(1,367,588)	$(1,091,145)

The following table presents the composition of revenue by segment:

	Year Ended December 31, 2017				Year Ended December 31, 2016
	Cablevision (a)	Cequel	Eliminations	Total	Cablevision (a)	Cequel	Total
Residential:
Pay TV	$3,175,097	$1,099,025	$—	$4,274,122	$1,668,348	$1,120,525	$2,788,873
Broadband	1,649,771	958,824	—	2,608,595	817,160	834,414	1,651,574
Telephony	570,871	129,894	—	700,765	311,832	153,939	465,771
Business services and wholesale	922,691	375,522	—	1,298,213	468,632	350,909	819,541
Advertising	321,149	73,509	(2,792)	391,866	163,678	88,371	252,049
Other	10,747	22,642	—	33,389	14,402	25,002	39,404
Total Revenue	$6,650,326	$2,659,416	$(2,792)	$9,306,950	$3,444,052	$2,573,160	$6,017,212

(a)	Reflects revenue from the Cablevision Acquisition Date.
Capital expenditures (cash basis) by reportable segment are presented below:

	Years Ended December 31,
	2017	2016
Cablevision	$671,417	$298,357
Cequel	279,932	327,184
	$951,349	$625,541

All revenues and assets of the Company's reportable segments are attributed to or located in the United States.
Total assets by segment are not provided as such amounts are not regularly reviewed by the chief operating decision maker for purposes of decision making regarding resource allocations.